Investments in subsidiary undertakings, joint ventures and associates - Issued capital of subsidiaries (Details)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 Rp / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 RM / shares shares
Prudential Funding (Asia) PLC | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	526,557,000	526,557,000	526,557,000	526,557,000
Par value per share | $ / shares	$ 1
Shenzhen Prudential Technology Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Par value per share | Rp / shares		Rp 1,000,000
Shenzhen Prudential Technology Limited | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	105,500	105,500	105,500	105,500
Shenzhen Prudential Technology Limited | Preference shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	6,000	6,000	6,000	6,000
Prudential Pensions Management Zambia Limited | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	3,691,854,873	3,691,854,873	3,691,854,873	3,691,854,873
Par value per share | $ / shares			$ 1
Prudential General Insurance Hong Kong Limited | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Issued and fully paid up share	100,000,000	100,000,000	100,000,000	100,000,000
Par value per share | RM / shares				RM 1